VIA EDGAR


                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                            Telephone (213) 683-6000




February 2, 2004

Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  CNI Charter Funds - File Nos. 333-16093 and 811-7923

Dear Sir or Madam:

On behalf of CNI Charter Funds (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "1933 Act"), we hereby certify that the forms of prospectus and statement of additional information which would have been filed by the Registrant pursuant to Rule 497(c) of the 1933 Act with respect to the following series of Registrant do not differ from those versions contained in Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed electronically with the Commission on January 28, 2004: the Prime Money Market Fund, the Government Money Market Fund, the California Tax Exempt Money Fund, the Large Cap Growth Equity Fund, the Large Cap Value Equity Fund, the RCB Small Cap Value Fund, the Technology Growth Fund, the Corporate Bond Fund, the Government Bond Fund, the California Tax Exempt Bond Fund and the High Yield Bond Fund.

Please direct any inquiries regarding this filing to me at (213) 683-6207.

                                             Very truly yours,



                                             /s/ Michael Glazer
                                             of PAUL, HASTINGS, JANOFSKY &
                                             WALKER LLP